SUBSEQUENT EVENTS (Details)	12 Months Ended				0 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 06, 2015 Subsequent Event [Member] China Minsheng Bank [Member] Loan facilities one [Member]	Mar. 06, 2015 Subsequent Event [Member] China Minsheng Bank [Member] Maximum [Member] Loan facilities one [Member] CNY	Mar. 10, 2015 Subsequent Event [Member] Jiangxi Branch of CDB [Member] Loan facilities two [Member]	Mar. 10, 2015 Subsequent Event [Member] Jiangxi Branch of CDB [Member] Maximum [Member] Loan facilities two [Member] CNY
Subsequent Event [Line Items]
Additional borrowings			800,000,000	300,000,000
Repayments of borrowings			300,000,000	1,000,000,000
Aggregated amount						3,000,000,000		320,000,000
Debt term					5 years		15 years